ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Employees and payroll accruals	$ 257	$ 307
Institutions and income tax payable	140	143
Accrued expenses	1,368	1,857
Related parties	4	10
Total	$ 1,769	$ 2,317